THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio (GTCMX)

Supplement dated June 4, 2024 to the Prospectus

and Statement of Additional Information, each dated February 28, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective immediately, Robert M. Daly is no longer a portfolio manager of the Muni Intermediate Portfolio. All references to Mr. Daly in the Bond Prospectus and Statement of Additional Information are hereby deleted.

Please retain this Supplement with your Prospectus and

Statement of Additional Information for future reference.